Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 182,377
Exchange differences	(40,644)	$ 1,536
Deferred income tax liabilities, ending balance	265,848	182,377
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	19,821
Others	(349)	(159)
Tax credit relating to cash flow hedge	2,526	(5,728)
Exchange differences	(40,644)	1,536
Deferred income tax assets, ending balance	10,321	19,821
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	291,724	296,111
Charged/(credited) to the statement of income	39,887	16,116
Effect of adoption of fair value valuation for farmlands	9,953	11,790
Disposals of subsidiaries	0	(3,513)
Exchange differences	(38,313)	28,780
Deferred income tax liabilities, ending balance	379,877	291,724
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	39,887	16,116
Exchange differences	(38,313)	28,780
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	388	6,631
Exchange differences	(2,331)	(27,244)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	129,168	144,267
Charged/(credited) to the statement of income	388	6,631
Acquisition of subsidiaries		(55)
Others	(349)	(159)
Tax credit relating to cash flow hedge	(2,526)	5,728
Exchange differences	(2,331)	(27,244)
Deferred income tax assets, ending balance	124,350	129,168
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	1,978	4,941
Exchange differences	20	(1,152)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	7,026	3,237
Charged/(credited) to the statement of income	1,978	4,941
Acquisition of subsidiaries		0
Others	0	0
Tax credit relating to cash flow hedge	0	0
Exchange differences	20	(1,152)
Deferred income tax assets, ending balance	9,024	7,026
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	13,108	(5,843)
Exchange differences	3,158	(20,363)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	70,941	91,419
Charged/(credited) to the statement of income	13,108	(5,843)
Acquisition of subsidiaries		0
Others	0	0
Tax credit relating to cash flow hedge	(2,526)	5,728
Exchange differences	3,158	(20,363)
Deferred income tax assets, ending balance	84,681	70,941
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	0	(835)
Exchange differences	0	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	2,488	3,383
Charged/(credited) to the statement of income	0	(835)
Acquisition of subsidiaries		0
Others	(349)	(60)
Tax credit relating to cash flow hedge	0	0
Exchange differences	0	0
Deferred income tax assets, ending balance	2,139	2,488
Borrowings | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	(13,589)	34,017
Exchange differences	(2,952)	(9,460)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	26,105	1,548
Charged/(credited) to the statement of income	(13,589)	34,017
Acquisition of subsidiaries		0
Others	0	0
Tax credit relating to cash flow hedge	0	0
Exchange differences	(2,952)	(9,460)
Deferred income tax assets, ending balance	9,564	26,105
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	452	(4,508)
Exchange differences	(386)	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	0	4,508
Charged/(credited) to the statement of income	452	(4,508)
Acquisition of subsidiaries		0
Others	0	0
Tax credit relating to cash flow hedge	0	0
Exchange differences	(386)	0
Deferred income tax assets, ending balance	66	0
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	(1,561)	(21,141)
Exchange differences	(2,171)	3,731
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	22,608	40,172
Charged/(credited) to the statement of income	(1,561)	(21,141)
Acquisition of subsidiaries		(55)
Others	0	(99)
Tax credit relating to cash flow hedge	0	0
Exchange differences	(2,171)	3,731
Deferred income tax assets, ending balance	18,876	22,608
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	271,528	280,859
Charged/(credited) to the statement of income	43,270	11,581
Effect of adoption of fair value valuation for farmlands	11,469	11,521
Disposals of subsidiaries	0	(3,513)
Exchange differences	(32,167)	28,920
Deferred income tax liabilities, ending balance	358,434	271,528
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	43,270	11,581
Exchange differences	(32,167)	28,920
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	9,878
Deferred income tax liabilities, ending balance		9,878
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		11,907
Charged/(credited) to the statement of income	(817)	(1,928)
Effect of adoption of fair value valuation for farmlands	(1,516)	269
Disposals of subsidiaries	0	0
Exchange differences	(2,336)	370
Deferred income tax liabilities, ending balance	9,881
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	(817)	(1,928)
Exchange differences	(2,336)	370
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	11,152	4,179
Charged/(credited) to the statement of income	(755)	6,463
Effect of adoption of fair value valuation for farmlands	0	0
Disposals of subsidiaries	0	0
Exchange differences	(1,797)	(510)
Deferred income tax liabilities, ending balance	12,194	11,152
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	(755)	6,463
Exchange differences	(1,797)	(510)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	834	834
Charged/(credited) to the statement of income	(1,811)	0
Effect of adoption of fair value valuation for farmlands	0	0
Disposals of subsidiaries	0	0
Exchange differences	(2,013)	0
Deferred income tax liabilities, ending balance	632	834
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	(1,811)	0
Exchange differences	$ (2,013)	$ 0